Consultancy and Professional Fees (Details) - Schedule of consultancy and professional fees - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consultancy and professional fees [Abstract]
Consultancy fees	$ 3,583,286	$ 85,241
Audit fees	1,399,593	40,513
Legal Fees	1,137,615	105,615
Total	$ 6,120,494	$ 231,369